Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2017	Mar. 31, 2023 INR (₨)
Disclosure of income taxes [line items]
Unrecognized deferred tax liability on undistributed profits of certain subsidiaries			₨ 287,357.3			₨ 281,772.0
Deferred tax assets		$ 630.8	₨ 38,708.7	₨ 45,203.5		51,846.7
Deductible Temporary Differences On Unabsorbed Depreciation [Member]
Disclosure of income taxes [line items]
Deferred tax assets						16,154.2
United Kingdom [Member]
Disclosure of income taxes [line items]
Tax rate					17.00%
Tax Rate Effect Of Deferred Tax On Assets		25.00%	25.00%	19.00%
Tax Rate Effect Of Deferred Tax On Liabilities		25.00%	25.00%	19.00%
Scenario plan [Member] | United Kingdom [Member] | After Amendment [Member]
Disclosure of income taxes [line items]
Tax rate	19.00%
Scenario plan [Member] | United Kingdom [Member] | After Amendment [Member] | Top of range [member]
Disclosure of income taxes [line items]
Tax rate	25.00%
Scenario plan [Member] | United Kingdom [Member] | After Amendment [Member] | Bottom of range [member]
Disclosure of income taxes [line items]
Tax rate	19.00%
Scenario plan [Member] | United Kingdom [Member] | Before Amendment [Member]
Disclosure of income taxes [line items]
Tax rate	17.00%
Indefinitely [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets						150,945.1
Specified period [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets						₨ 27,964.2